Long-Term Debt (Details 2) (Interest rate swap contracts, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest rate swap contracts
Notional Amount
Balance at the beginning of the period	$ 980,000,000	$ 1,430,000,000
Expired	(980,000,000)	(450,000,000)
Balance at the end of the period		$ 980,000,000
Interest rate swap agreements
Weighted Average Fixed Rate (as a percent)		1.70%	2.84%